Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2024	December 31, 2023
Other tax payable	$246,002	$135,746
Accrued payroll	199,418	227,884
Customer deposits payable	118,296	95,184
Commission payable	81,932	403,001
Other current liabilities	112,237	50,743
	$757,885	$912,558

Amongst, other tax payables consist of the following:

	December 31, 2024	December 31, 2023
Value added tax payable	$245,024	$128,570
Local taxes payable	978	7,176
	$246,002	$135,746